Trade and other receivables - Bad Debt Provisions (Detail) - Trade receivables [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [Line items]
At beginning of year	£ 116.6	£ 91.3	£ 93.8
New acquisitions	5.0	1.5	1.2
Charged to the income statement	45.4	66.7	27.4
Released to the income statement	(19.0)	(11.6)	(8.4)
Exchange adjustments	(4.1)	2.1	(4.1)
Transfer to disposal group classified as held for sale	(8.9)		0.0
Utilisations and other movements	(23.3)	(33.4)	(18.6)
At end of year	£ 111.7	£ 116.6	£ 91.3